Income Taxes (Details Textuals) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Income Tax Examination [Line Items]
Deferred Tax Assets (Liabilities), Net		$ 1,237	$ 1,379
Deferred Tax Liabilities, Undistributed Foreign Earnings		11,041	10,346
Gross unrecognized tax benefits		1,052	987	965	1,038
Gross recognized tax benefits		902	847
Income Taxes (Textuals) [Abstract]
Incremental tax liability asserted by IRS		1,162
Accrued Interest And Penalties Gross		364	313
Gross interest and penalties recognized in period		51
Income Tax Examination, Penalties and Interest Expense		34	18	14
Potential reduction in unrecognized tax benefits over next 12 months as a result of concluding certain matters	20
Deferred Tax Liabilities		2,310	2,373
Deferred tax assets, net of valuation allowance		$ 1,073	$ 994